Supplementary Financial Information (Trade Accounts Receivable and Allowance for Doubtful Accounts) (Detail) - USD ($) $ in Millions	3 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 03, 2016
Successor
Wholesale and retail trade accounts receivable	$ 622	$ 738
Allowance for uncollectible accounts	10	21
Trade accounts receivable - net	612	717					$ 754
Unbilled Receivables, Current	225	250
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for uncollectible accounts receivable at beginning of period		10
Increase for bad debt expense	(10)	35
Decrease for account write-offs		$ (24)
Predecessor
Wholesale and retail trade accounts receivable					$ 542
Allowance for uncollectible accounts			$ 13	$ 13	9	$ 15
Trade accounts receivable - net					533		$ 750
Unbilled Receivables, Current					231
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for uncollectible accounts receivable at beginning of period	$ 13		9	9	15	14
Increase for bad debt expense			20	20	34	38
Decrease for account write-offs			$ (16)	$ (16)	$ (40)	$ (37)